Business Combination (Details Narrative) - NZD ($)		1 Months Ended	6 Months Ended
	Feb. 02, 2018	Jul. 31, 2018	Jul. 31, 2018	Jun. 19, 2018
Business Combination
Acquisition-related costs			$ 3,739,279
Number of shares issued			100,886
Shares issued price per share		$ 6.86	$ 6.86	$ 6.86
Value of shares issued			$ 692,000
Business contributed revenues	$ 58,799,189	$ 324,615
Net loss	$ 25,436,507	$ 539,982